Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage, amount	$ 250,000	$ 250,000
Cash		$ 1,000,000
Initial public offering	6,000,000	6,000,000
Applicable income and franchise taxes	$ 0	$ 0
Derivative Warrant liabilities [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Initial public offering	10,000,000	10,000,000
Common Stock Class A
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption	13,999,739	16,083,903
Purchase an aggregate common stock, shares	16,000,000	16,000,000
Dividing net loss	$ 20,900,000
Class B Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Dividing net loss	$ 20,900,000	$ 16,100,000